Asset Retirement Obligations and Accrued Environmental Costs (Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,759
Settled during the year	(116)
Foreign currency translation and other	6
Other provisions ending balance	1,736
Current liabilities
Payables and accrued charges (Note 20)	170
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,566
Disposals	4
Additional provisions	23
Change in estimates	77
Accretion	(9)
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,209
Settled during the year	(89)
Foreign currency translation and other	(1)
Other provisions ending balance	1,231
Current liabilities
Payables and accrued charges (Note 20)	115
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,116
Disposals	0
Additional provisions	22
Change in estimates	78
Accretion	12
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	550
Settled during the year	(27)
Foreign currency translation and other	7
Other provisions ending balance	505
Current liabilities
Payables and accrued charges (Note 20)	55
Non-current liabilities
Asset retirement obligations and accrued environmental costs	450
Disposals	4
Additional provisions	1
Change in estimates	(1)
Accretion	$ (21)